Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Brookstone Dividend Stock ETF | Brookstone Dividend Stock ETF
Prospectus [Line Items]
Annual Return [Percent]	(1.49%)	19.77%
Brookstone Growth Stock ETF | Brookstone Growth Stock ETF
Prospectus [Line Items]
Annual Return [Percent]	17.38%	23.83%
Brookstone Value Stock ETF | Brookstone Value Stock ETF
Prospectus [Line Items]
Annual Return [Percent]	7.69%	12.07%
Brookstone Intermediate Bond ETF | Brookstone Intermediate Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	6.19%	2.98%
Brookstone Ultra-Short Bond ETF | Brookstone Ultra-Short Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	3.19%	4.18%
Brookstone Active ETF | Brookstone Active ETF
Prospectus [Line Items]
Annual Return [Percent]	12.51%	14.97%
Brookstone Opportunities ETF | Brookstone Opportunities ETF
Prospectus [Line Items]
Annual Return [Percent]	9.08%	14.38%
Brookstone Yield ETF | Brookstone Yield ETF
Prospectus [Line Items]
Annual Return [Percent]	12.85%	10.71%